Inventories - Summary of Changes in the Provision for Slow Moving and Obsolete Raw Materials and Finished Products (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Beginning balance	€ 14,986	€ 16,406
Additions	1,172	480
Reductions	(2,197)	(1,900)
Ending balance	€ 13,961	€ 14,986